Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Consummated ordinary shares value		$ 283,385,645
Transaction costs amounted		16,614,355
Underwriting fees		5,220,000
Deferred underwriting fees		11,280,000
Other offering costs		114,355
Underwriters reimbursed		470,000
Cash held outside of trust account		1,005,831
Net tangible assets business combination		5,000,001
Class A ordinary shares
Description of Organization and Business Operations (Textual)
Consummated ordinary shares value		$ 3,000
Consummated ordinary shares		30,000,000
Ordinary shares, par value		$ 0.0001
Business Combination [Member]
Description of Organization and Business Operations (Textual)
Description of sale of stock		The NASDAQ rules require that the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.
Description of business combination		The Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company's obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined in Note 7) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination by April 24, 2021.
Initial Public Offering and Private Placement Warrants [Member]
Description of Organization and Business Operations (Textual)
Consummated ordinary shares value	$ 300,000,000
Consummated ordinary shares	30,000,000
Share price unit	$ 10.00
Underwriting fees	$ 3,900,000
Description of sale of stock	An amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the "Trust Account"), which have been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of the Business Combination or (ii) the Company's failure to consummate a Business Combination within the prescribed time.
Private Placement Warrants [Member] | Act II Global Sponsor LLC [Member]
Description of Organization and Business Operations (Textual)
Share price unit		$ 1.00
Sale of warrants		$ 6,750,000
Sale of warrants, shares		6,750,000